PROPERTY, PLANT AND EQUIPMENT (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net book value of property, plant and equipment
Property, plant and equipment, at cost	570,374	516,613
Accumulated depreciation (including leased assets of 793 and 557, respectively)	(313,623)	(293,389)
Property, plant and equipment, net	299,479	270,660
Leased assets, at cost	6,500	970
Accumulated depreciation, leased assets	438	793
Depreciation expense	58,511	58,599	54,766
Depreciation of assets recorded under capital leases obligations	509	276	288
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	499,101	445,857
Leased assets, at cost	6,427	0
Network, base station equipment and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Useful lives, years	5 years
Network, base station equipment and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Useful lives, years	17 years
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	43,640	42,121
Office equipment, computers and other | Minimum
Net book value of property, plant and equipment
Useful lives, years	3 years
Office equipment, computers and other | Maximum
Net book value of property, plant and equipment
Useful lives, years	15 years
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	24,362	25,496
Leased assets, at cost	0	28
Buildings and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Useful lives, years	20 years
Buildings and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Useful lives, years	59 years
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	3,271	3,139
Leased assets, at cost	73	942
Vehicles | Minimum
Net book value of property, plant and equipment
Useful lives, years	3 years
Vehicles | Maximum
Net book value of property, plant and equipment
Useful lives, years	7 years
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	42,728	47,436